Fair Value: Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Significant unobservable inputs used in Level 3 embedded derivative assets and liabilities measured at fair value

Predominant Valuation	Significant	Range of Values - Unobservable Input
Method	Unobservable Input	2015	2014

Derivatives embedded in single premium deferred annuities and related assets on deposit
Discounted cash flow	Lapse rates	2% to 4% with an excess lapse rate at the end of the index period of 95%.	2% to 4% with an excess lapse rate at the end of the index period of 95%.
	Company's own credit and risk margin	82 - 137 basis points added on to discount rate	60 - 90 basis points added on to discount rate